Going Concern (Details Textuals) (USD $)	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Accumulated losses	$ 13,972	$ 24,718
Working capital	5,574
Method of Depreciation	Straight-line methods over the estimated useful lives
Depreciation	$ 0
Minimum [Member]
Estimated Useful Life of Asset	3 years
Maximum [Member]
Estimated Useful Life of Asset	7 years